FAIR VALUE MEASUREMENT - Assumptions (Details)	12 Months Ended
Mar. 31, 2017 CNY (¥)
Aggregate fair value	¥ 10,376,547
Income approach
Aggregate fair value	¥ 12,000,000.00
Discount rate	26.00%
Convertible promissory note, March 30, 2016 Note | Income approach
Risk free rate of interest	1.02%
Volatility	35.22%
Convertible promissory note, April 28, 2016 Note | Income approach
Risk free rate of interest	1.04%
Volatility	36.10%